LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
LOANS RECEIVABLE, NET.
Schedule of loans receivable

	December 31,	December 31,
	2019	2020
	RMB	RMB
Loans receivable	9,591,204	8,010,081
Less allowance for loan losses	(351,639)	(421,767)
Loans receivable, net	9,239,565	7,588,314

Schedule of aging of loans

The following table presents the aging of loans as of December 31, 2019 and 2020:

	0-30 days	31-60 days	over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2019 (RMB)	90,420	55,992	—	146,412	9,444,792	9,591,204
December 31, 2020 (RMB)	43,766	32,038	—	75,804	7,934,277	8,010,081

Schedule of movement of allowance for loan losses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of year	12,406	25,895	351,639
Provision for loan losses	44,474	486,991	698,701
Gross write-off	(30,985)	(161,976)	(636,766)
Recoveries	—	729	8,193
Balance at end of year	25,895	351,639	421,767

principal of loans receivable by year of origination

	2020	2019	Total loans
Loans receivable	7,987,657	22,424	8,010,081